Discontinued Operations - Schedule of Statement of Financial Position of Social Proxy (Details) - Discontinued operations [Member] - USD ($) $ in Thousands		Dec. 31, 2025	Jan. 01, 2025	Dec. 31, 2024
CURRENT ASSETS:
Cash and cash equivalents	[1]	$ 5		$ 5
Trade receivable		99		99
Prepaid expenses and other current assets		46		46
Total current assets		150		150
NON-CURRENT ASSETS:
Fixed assets, net		187		187
Long-term bank deposit		14		14
Total non-current assets		201		201
Total assets		351	$ 6,627	351
LIABILITIES AND EQUITY
Loans and credit from banking corporations		138		138
Accounts payable		1,729		1,729
Total liabilities		1,867		1,867
EQUITY
Share capital
Accumulated deficit		(1,516)		(284)
Net loss				(1,232)
Total equity		(1,516)		(1,516)
Total liabilities and equity		$ 351		$ 351

[1]	Represents the cash and cash equivalents of Social Proxy that were derecognized from the consolidated financial statements upon the deconsolidation of the subsidiary in connection with the discontinuation of its operations.